Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028719 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028719 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028719 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028719 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028719 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028719 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028719 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000028719 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028719 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028718 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028718 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028718 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028718 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028718 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028718 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028718 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.60%
C000028718 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028718 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028718 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.10%
C000028718 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000028718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028718 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028747 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028747 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028747 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028747 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028747 [Member] | Dai ichi Life Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028747 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028747 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.80%
C000028747 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.20%
C000028747 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000028747 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000028747 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028747 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028747 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028747 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028747 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028745 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028745 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028745 [Member] | Teck Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028745 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028745 [Member] | Dai ichi Life Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028745 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.80%
C000028745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.20%
C000028745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.00%
C000028745 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.20%
C000028745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000028745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028745 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028745 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028730 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028730 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028730 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028730 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028730 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028730 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000028730 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028730 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028730 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.00%
C000028730 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028730 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028730 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028730 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028730 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028730 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028730 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028728 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028728 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028728 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028728 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028728 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000028728 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000028728 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000028728 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.00%
C000028728 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.20%
C000028728 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000028728 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028728 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028728 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028728 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028728 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028742 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028742 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028742 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028742 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028742 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028742 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000028742 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000028742 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000028742 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000028742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028742 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028742 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028740 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000028740 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028740 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028740 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028740 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028740 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000028740 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.10%
C000028740 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	83.10%
C000028740 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000028740 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028740 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000028740 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028740 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028740 [Member] | Private Placement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028740 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028721 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028721 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028721 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028721 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028721 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028721 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028721 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028721 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028721 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.50%
C000028721 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028721 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000028721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028721 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028721 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028720 [Member] | Constellation Software Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028720 [Member] | GoDaddy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028720 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028720 [Member] | Intact Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028720 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028720 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	11.20%
C000028720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.80%
C000028720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	84.50%
C000028720 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000028720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000028720 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028720 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028734 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028734 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028734 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028734 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028734 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[1]
C000028734 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000028734 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000028734 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028734 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028734 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028734 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028734 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028734 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028734 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028733 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028733 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028733 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028733 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028733 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[2]
C000028733 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000028733 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000028733 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028733 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028733 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028733 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028733 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028733 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000028733 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000028717 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028717 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028717 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028717 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028717 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028717 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000028717 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028717 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028717 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000028717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028717 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028717 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028717 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028717 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028717 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028717 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028716 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028716 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028716 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028716 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028716 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.30%
C000028716 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000028716 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.20%
C000028716 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	0.10%
C000028716 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000028716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028716 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028716 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028716 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028716 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028716 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028716 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028723 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028723 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028723 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028723 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028723 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000028723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000028723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000028723 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028722 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028722 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028722 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028722 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028722 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000028722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000028722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000028722 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028737 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028737 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028737 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028737 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028737 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028737 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028737 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.30%
C000028737 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028737 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028737 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000028737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028737 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028736 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028736 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028736 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000028736 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028736 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028736 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%
C000028736 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	90.30%
C000028736 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000028736 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000028736 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028736 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000028736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000028736 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000233310 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233310 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000233310 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233310 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233310 [Member] | Xylem Inc NY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233310 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233310 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233310 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.90%
C000233310 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233310 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233310 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000233310 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000233310 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233309 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233309 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000233309 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233309 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233309 [Member] | Xylem Inc NY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233309 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000233309 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233309 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.90%
C000233309 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000233309 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233309 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000233309 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000233309 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.